Nature of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2014
Nature of Business and Basis of Presentation

NOTE 1    NATURE OF BUSINESS AND BASIS OF PREPARATION

On March 27, 2014, Baxter International Inc. (Baxter or the Parent) announced its plan to create two separate, independent public companies with one focused on developing and marketing biopharmaceuticals and the other on diversified medical products. Under the separation plan, Baxter will spin off its biopharmaceuticals business into Baxalta Incorporated (Baxalta), a wholly owned subsidiary of Baxter that was incorporated on September 8, 2014. The combined biopharmaceuticals business of Baxter is referred to throughout these combined financial statements as the Company.

To accomplish the separation, Baxter intends to make a pro rata distribution of more than 80% of Baxalta’s common stock to Baxter’s shareholders. At the time of the distribution, Baxalta will hold the assets and liabilities associated with Baxter’s biopharmaceuticals business. The distribution is subject to a number of conditions, including the receipt of a favorable opinion or ruling with respect to the tax-free nature of the distribution and approval by the Baxter Board of Directors.

Nature of Business

The principal business of the Company is the development, manufacture and marketing of a diverse portfolio of treatments for hemophilia and other bleeding disorders, immune deficiencies, alpha-1 antitrypsin deficiency, burns and shock, and other chronic and acute medical conditions. The Company is also investing in new disease areas, including oncology, as well as emerging technology platforms, including gene therapy and biosimilars.

The Company’s business strategy is aimed at improving diagnosis, treatment and standards of care across a wide range of bleeding disorders and other rare chronic and acute medical conditions, capitalizing on the Company’s differentiated portfolio, ensuring the sustainability of supply to meet growing demand for therapies across core disease areas, and accelerating innovation by developing and launching new treatments while leveraging its expertise into new emerging therapeutics through acquisitions of and collaborations with others.

The Company’s primary manufacturing facilities are located in the United States, Austria, Switzerland, Singapore and Belgium. The Company distributes its products through its own direct sales force, independent distributors and drug wholesalers, and sells to customers throughout the world.

Basis of Preparation

The accompanying combined financial statements have been prepared on a standalone basis and are derived from Baxter’s consolidated financial statements and accounting records. The combined financial statements reflect the Company’s financial position, results of operations and cash flows as the business was operated as part of Baxter prior to the distribution, in conformity with accounting principles generally accepted in the United States (GAAP).

These combined financial statements include the attribution of certain assets and liabilities that have historically been held at the Baxter corporate level but which are specifically identifiable or attributable to the Company. All intercompany transactions and accounts within the Company have been eliminated. All transactions between the Company and Baxter are considered to be effectively settled in the combined financial statements at the time the transaction is recorded. The total net effect of the settlement of these intercompany transactions is reflected in the combined statements of cash flows as a financing activity and in the combined balance sheets as net parent company investment.

These combined financial statements include an allocation of expenses related to certain Baxter corporate functions, including executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology and investor relations. These expenses have been allocated to the Company based on direct usage or benefit where specifically identifiable, with the remainder allocated primarily on a pro rata basis of revenue, headcount, square footage, or other measures. The Company considers the expense methodology and results to be reasonable for all periods presented. However, the allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, publicly traded company for the periods presented.

The income tax amounts in these combined financial statements have been calculated based on a separate return methodology and presented as if the Company’s operations were separate taxpayers in the respective jurisdictions.

Baxter maintains various benefit and share-based compensation plans at a corporate level and other benefit plans at a country level. The Company’s employees participate in such programs and a portion of the cost of those plans is included in the Company’s financial statements. However, the combined balance sheets do not include any equity related to share-based compensation plans or any net benefit plan obligations unless the benefit plan covers only active and inactive employees of the Company.

The Company’s equity balance in these combined financial statements represents the excess of total assets over total liabilities, including the due to/from balances between the Company and Baxter (net parent company investment) and accumulated other comprehensive income (AOCI). Net parent company investment is primarily impacted by contributions from Baxter which are the result of treasury activities and net funding provided by or distributed to Baxter.

Earnings Per Share

On July 1, 2015, Baxter distributed approximately 544 million shares of Baxalta common stock to its shareholders and retained an additional 132 million shares. As a result, the company has updated its statement of income to retrospectively present basic and diluted earnings per common share (EPS).

The computation of basic EPS for all periods disclosed was calculated using the shares distributed and retained by Baxter on July 1, 2015 totaling 676 million. The weighted average number of shares outstanding for diluted EPS for the periods prior to separation also include 5 million of diluted common share equivalents for stock options, restricted stock units (RSUs), and performance share units (PSUs) as these share-based awards were previously issued by Baxter and outstanding at the time of separation and were assumed by Baxalta following the separation.

The numerator for both basic and diluted EPS is net income, net income from continuing operations, or income from discontinued operations, net of tax.

The following is a reconciliation of basic shares to diluted shares.

(in millions)	2014	2013	2012

Basic shares	676	676	676
Effect of dilutive shares	5	5	5

Diluted Shares	681	681	681

The computation of diluted EPS excluded 19 million equity awards for the periods presented because their inclusion would have had an anti-dilutive effect on diluted EPS as of July 1, 2015.

Retroactive Adoption of Income Tax Accounting Guidance

The company has updated its combined balance sheets, and certain tables in Note 3 to the combined financial statements, for the early retroactive adoption of Accounting Standards Update (ASU) 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes. ASU 2015-17 requires all deferred tax assets and liabilities, along with any related valuation allowance, to be classified as noncurrent on the balance sheet. As of December 31, 2014, the adoption of ASU No. 2015-17 had the effect of reducing short-term assets by $215 million, increasing long-term assets by $14 million, reducing short-term liabilities by $4 million and reducing long-term liabilities by $197 million. As of December 31, 2013, the adoption of ASU 2015-17 had the effect of reducing short-term assets by $215 million, increasing long-term assets by $32 million, reducing short-term liabilities by $8 million and reducing long-term liabilities by $175 million. The retroactive application of ASU 2015-17 did not have an impact on the Company’s statements of income or other financial statements for the periods presented.